Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Operating Segments

The Corporation operates primarily in Canada, the United States and certain international locations, in two industry segments: Contract Drilling Services and Completion and Production Services. Contract Drilling Services includes drilling rigs, procurement and distribution of oilfield supplies, and the manufacture, sale and repair of drilling equipment. Completion and Production Services includes service rigs, oilfield equipment rental, and camp services.

Year ended December 31, 2025	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,576,036	$278,818	$—	$(11,150)	$1,843,704
Earnings before income taxes, loss on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, loss (gain) on asset disposals, and depreciation and amortization	488,796	63,980	(63,161)	—	489,615
Depreciation and amortization	285,521	22,658	9,725	—	317,904
Loss (gain) on asset disposals	(2,898)	(8,283)	2,558	—	(8,623)
Loss on asset decommissioning	67,080	—	—	—	67,080
Foreign exchange	26	22	(1,256)	—	(1,208)
Finance charges	551	402	56,244	—	57,197
Loss on investments and other assets	426	—	918	—	1,344
Income tax expense (recovery)	48,479	10,557	(6,209)	—	52,827
Net earnings (loss) for reportable segments	89,611	38,624	(125,141)	—	3,094
Total assets	2,323,850	232,290	170,550	—	2,726,690
Capital expenditures	249,631	12,929	938	—	263,498

Year ended December 31, 2024	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,617,735	$294,817	$—	$(10,224)	$1,902,328
Earnings before income taxes, loss on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals, and depreciation and amortization	532,345	66,681	(77,805)	—	521,221
Depreciation and amortization	279,247	20,831	9,236	—	309,314
Gain on asset disposals	(8,745)	(4,524)	(2,879)	—	(16,148)
Foreign exchange	1,164	(46)	1,141	—	2,259
Finance charges	1,707	422	67,624	—	69,753
Loss on investments and other assets	—	—	1,484	—	1,484
Income tax expense (recovery)	38,869	9,155	(4,795)	—	43,229
Net earnings (loss) for reportable segments	220,103	40,843	(149,616)	—	111,330
Total assets	2,562,436	241,277	152,602	—	2,956,315
Capital expenditures	197,010	17,495	2,193	—	216,698

Summary of Operating Segments by Geographic Locations

The Corporation’s operations are carried on in the following geographic locations:

Year ended December 31, 2025	Canada	United States	International	Total
Revenue	$1,099,184	$547,728	$196,792	$1,843,704
Total assets	1,202,650	1,154,872	369,168	2,726,690

Year ended December 31, 2024	Canada	United States	International	Total
Revenue	$1,106,163	$590,641	$205,524	$1,902,328
Total assets	1,206,868	1,292,983	456,464	2,956,315